Document And Entity Information	Jan. 25, 2022
Document Information [Line Items]
Entity, Registrant Name	SPAR Group, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 25, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-27408
Entity, Tax Identification Number	33-0684451
Entity, Address, Address Line One	1910 Opdyke Court
Entity, Address, City or Town	Auburn Hills
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	48326
City Area Code	248
Local Phone Number	364-7727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SGRP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001004989